GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-          GENERAL

a.
Check Point Software Technologies Ltd., an Israeli corporation (“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSSPs”).

b.
In each 2024, 2023 and 2022, approximately 39%, 40% and 40% respectively, of the Company’s revenues were derived from three channel partners. Revenues derived from one channel partner in 2024, 2023 and 2022 were 14%, 14% and 15%, respectively, and revenues derived from the second channel partner in 2024, 2023 and 2022 were 13%, 14%, and 13%, respectively, and revenues derived from the other channel partner in 2024, 2023 and 2022 were 12% of the Company’s revenues in such years. Trade receivable balances from these three channel partners aggregated $331.5 and $301.2 as of December 31, 2024 and 2023 respectively.